Offtake and prepayment agreements	12 Months Ended
Dec. 31, 2025
Offtake and prepayment agreements
Offtake and prepayment agreements

Note 29 Offtake and prepayment agreements

29.1 Vitol

In May 2024, GeoPark executed an offtake and prepayment agreement with Vitol, one of the world’s leading energy and commodity companies. The offtake agreement provides for GeoPark to sell and deliver production from the Llanos 34 Block in Colombia to Vitol, for a minimum of 20 months and up to 36 months, starting on July 1, 2024.

As part of this transaction, GeoPark obtained access to committed funding from Vitol, with an initial limit of up to US$ 300,000,000, which decreases by US$ 10,000,000 per month, in prepaid future oil sales over the period of the offtake agreement. Funds committed by Vitol were available until December 31, 2024. Amounts drawn on this prepayment facility can be repaid through future oil deliveries or prepaid at any time without penalty. The interest cost is based on a SOFR risk-free rate plus a margin of 3.75% per annum. In November 2024, GeoPark drew US$ 152,000,000 under this prepayment agreement. During 2025, GeoPark repaid US$ 142,244,000 in cash and US$ 7,574,000 in kind. As of December 31, 2025, US$ 2,182,000 remained outstanding.

After the balance sheet date, in January 2026, GeoPark renewed its offtake and prepayment agreement with Vitol, extending its term through December 31, 2028. The new terms take effect in January 2026, with deliveries beginning in January 2026 for Llanos 34 and in May 2026 for CPO-5 and Llanos 123, and remaining in force through December 31, 2028. As part of this transaction, GeoPark obtained access to committed funding from Vitol with an initial limit of up to US$ 500,000,000 (US$ 330,000,000 committed with an option to increase by up to US$ 170,000,000) at a SOFR risk-free rate plus a margin of 3.50% per annum. The committed funds are available for drawn until June 30, 2027, subject to certain conditions. Amounts drawn under this prepayment facility may be repaid through future oil deliveries or prepaid at any time without penalty. As of the date of these Consolidated Financial Statements, no amounts have been drawn under this renewed agreement.

29.2 BP

In August 2025, GeoPark executed an offtake and prepayment agreement with BP. Under this arrangement, GeoPark agreed to sell and deliver, on an FOB Coveñas basis, crude oil production from the CPO-5, Llanos 87 and Llanos 123 blocks for a 12-month term starting on August 1, 2025 with the option for unilateral early termination after nine months. As part of this transaction, BP made available a committed prepayment facility of up to US$ 50,000,000 initially, which decreases over the life of the agreement through monthly step-downs until April 2026. Amounts drawn under the prepayment facility may be amortized through future crude oil deliveries or prepaid at any time without penalty. The interest cost is based on a SOFR risk-free rate plus a margin of 3.50% per annum. After the balance sheet date, GeoPark drew US$ 15,000,000 from the prepayment facility.

29.3 Trafigura

In August 2024, GeoPark executed an offtake and prepayment agreement with Trafigura for the sale of light crude oil from the CPO-5 Block. The agreement expired in July 2025 upon completion of its 12 month term. All contractual obligations were fulfilled as agreed, no amounts were drawn under the prepayment facility, and there were no outstanding balances as of December 31, 2025.